UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07353

T. Rowe Price Corporate Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2024

Corporate Income Fund

I Class (TICCX)

This annual shareholder report contains important information about Corporate Income Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Corporate Income Fund - I Class	$42	0.41%

What drove fund performance during the past 12 months?

  The U.S. investment-grade bond market generated positive returns over the 12-month period ended May 31, 2024, largely lifted by a rally in rates and credit spreads near the end of 2023. Corporate bonds generated positive excess returns during the rally and the broader reporting period.

  Security selection within the banking sector, the consumer noncylical sector, and the communication sector boosted performance relative to its style-specific benchmark, the Bloomberg U.S. Corporate Investment Grade Bond Index. Asset allocation also contributed, with our underweight in capital goods notably outperforming verses the index.

  Key rate positioning hindered performance. Overweights to the 2-year, 5-year, and 10-year key rates detracted as the yields on the respective bonds ended the period higher. Similarly, the longer-duration profile held throughout mid-2023 hindered performance as yields rose.

  The Corporate Income Fund seeks to provide high income and some capital growth and primarily focuses on investment-grade, U.S. corporate bonds, with the ability to integrate nonindex sectors and securities in a measured fashion. Our allocation to U.S. corporate investment-grade bonds decreased slightly over the reporting period but continues to represent its largest absolute and relative position. We also increased our allocation to non-U.S. investment-grade bonds.

  While we are primarily a cash bond manager, we occasionally use derivatives, including interest rate futures and credit default swaps, in our strategy for positioning and to hedge overall portfolio risk. Over the last 12 months, our use of derivatives—specifically, interest rate derivatives—detracted from absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
12/17/15	500,000	500,000	500,000
2/29/16	504,161	509,869	504,823
5/31/16	524,741	516,654	525,523
8/31/16	545,349	528,657	546,272
11/30/16	522,487	511,904	525,986
2/28/17	534,097	517,084	537,230
5/31/17	545,399	524,810	547,936
8/31/17	555,704	531,261	557,929
11/30/17	556,385	528,358	558,395
2/28/18	546,000	519,696	549,042
5/31/18	541,852	522,844	548,247
8/31/18	546,861	525,686	552,308
11/30/18	535,033	521,267	541,399
2/28/19	557,892	536,169	563,501
5/31/19	583,019	556,308	589,074
8/31/19	618,996	579,161	625,942
11/30/19	621,349	577,518	627,220
2/29/20	646,393	598,808	652,597
5/31/20	624,384	608,687	648,133
8/31/20	653,093	616,653	672,913
11/30/20	668,581	619,583	688,440
2/28/21	656,821	607,093	670,806
5/31/21	658,549	606,223	671,720
8/31/21	679,196	616,133	689,929
11/30/21	671,073	612,437	684,781
2/28/22	634,448	591,041	647,975
5/31/22	588,048	556,379	602,672
8/31/22	568,306	545,179	587,027
11/30/22	559,593	533,802	578,927
2/28/23	563,688	533,580	580,412
5/31/23	574,187	544,457	592,434
8/31/23	573,318	538,674	592,286
11/30/23	580,283	540,100	599,497
2/29/24	597,502	551,334	615,038
5/31/24	603,752	551,565	618,508

202405-3565004, 202407-3567125

F445-052 7/24

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/17/2015
Corporate Income Fund (I Class)	5.15%	0.70%	2.26%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.17
Bloomberg U.S. Corporate Investment Grade Bond Index (Strategy Benchmark)	4.40	0.98	2.55

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$541,725
Number of Portfolio Holdings	328
Investment Advisory Fees Paid (000s)	$603
Portfolio Turnover Rate	90.7%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	0.9%
AA Rated	4.3
A Rated	31.6
BBB Rated	54.7
BB Rated and Below	3.7
Not Rated	1.4
U.S. Treasury Securities	1.6
Reserves	1.8

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Citigroup	1.9%
U.S. Treasury Bonds	1.6
AbbVie	1.4
Morgan Stanley	1.4
Charter Communications Operating	1.4
Solventum	1.4
Rogers Communications	1.3
Goldman Sachs Group	1.2
CVS Health	1.2
Santander UK Group Holdings	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Corporate Income Fund

I Class (TICCX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

May 31, 2024

Corporate Income Fund

Investor Class (PRPIX)

This annual shareholder report contains important information about Corporate Income Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Corporate Income Fund - Investor Class	$60	0.59%

What drove fund performance during the past 12 months?

  The U.S. investment-grade bond market generated positive returns over the 12-month period ended May 31, 2024, largely lifted by a rally in rates and credit spreads near the end of 2023. Corporate bonds generated positive excess returns during the rally and the broader reporting period.

  Security selection within the banking sector, the consumer noncylical sector, and the communication sector boosted performance relative to its style-specific benchmark, the Bloomberg U.S. Corporate Investment Grade Bond Index. Asset allocation also contributed, with our underweight in capital goods notably outperforming verses the index.

  Key rate positioning hindered performance. Overweights to the 2-year, 5-year, and 10-year key rates detracted as the yields on the respective bonds ended the period higher. Similarly, the longer-duration profile held throughout mid-2023 hindered performance as yields rose.

  The Corporate Income Fund seeks to provide high income and some capital growth and primarily focuses on investment-grade, U.S. corporate bonds, with the ability to integrate nonindex sectors and securities in a measured fashion. Our allocation to U.S. corporate investment-grade bonds decreased slightly over the reporting period but continues to represent its largest absolute and relative position. We also increased our allocation to non-U.S. investment-grade bonds.

  While we are primarily a cash bond manager, we occasionally use derivatives, including interest rate futures and credit default swaps, in our strategy for positioning and to hedge overall portfolio risk. Over the last 12 months, our use of derivatives—specifically, interest rate derivatives—detracted from absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2014	10,181	10,090	10,146
2014	10,198	10,192	10,171
2015	10,404	10,318	10,379
2015	10,322	10,303	10,272
2015	10,093	10,247	10,091
2015	10,181	10,291	10,187
2016	10,209	10,473	10,225
2016	10,622	10,612	10,644
2016	11,037	10,859	11,064
2016	10,571	10,514	10,653
2017	10,803	10,621	10,881
2017	11,028	10,780	11,098
2017	11,233	10,912	11,300
2017	11,243	10,852	11,310
2018	11,030	10,674	11,120
2018	10,942	10,739	11,104
2018	11,028	10,798	11,187
2018	10,786	10,707	10,966
2019	11,244	11,013	11,413
2019	11,760	11,426	11,931
2019	12,469	11,896	12,678
2019	12,513	11,862	12,704
2020	13,014	12,299	13,218
2020	12,567	12,502	13,127
2020	13,142	12,666	13,629
2020	13,450	12,726	13,944
2021	13,210	12,470	13,587
2021	13,240	12,452	13,605
2021	13,651	12,655	13,974
2021	13,484	12,579	13,870
2022	12,743	12,140	13,124
2022	11,800	11,428	12,207
2022	11,398	11,198	11,890
2022	11,218	10,964	11,726
2023	11,295	10,960	11,756
2023	11,514	11,183	11,999
2023	11,477	11,064	11,996
2023	11,611	11,094	12,142
2024	11,966	11,324	12,457
2024	12,070	11,329	12,527

202405-3565004, 202407-3567125

F112-052 7/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
Corporate Income Fund (Investor Class)	4.82%	0.52%	1.90%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
Bloomberg U.S. Corporate Investment Grade Bond Index (Strategy Benchmark)	4.40	0.98	2.28

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$541,725
Number of Portfolio Holdings	328
Investment Advisory Fees Paid (000s)	$603
Portfolio Turnover Rate	90.7%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	0.9%
AA Rated	4.3
A Rated	31.6
BBB Rated	54.7
BB Rated and Below	3.7
Not Rated	1.4
U.S. Treasury Securities	1.6
Reserves	1.8

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Citigroup	1.9%
U.S. Treasury Bonds	1.6
AbbVie	1.4
Morgan Stanley	1.4
Charter Communications Operating	1.4
Solventum	1.4
Rogers Communications	1.3
Goldman Sachs Group	1.2
CVS Health	1.2
Santander UK Group Holdings	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Corporate Income Fund

Investor Class (PRPIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

May 31, 2024

Corporate Income Fund

Z Class (TRZCX)

This annual shareholder report contains important information about Corporate Income Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Corporate Income Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  The U.S. investment-grade bond market generated positive returns over the 12-month period ended May 31, 2024, largely lifted by a rally in rates and credit spreads near the end of 2023. Corporate bonds generated positive excess returns during the rally and the broader reporting period.

  Security selection within the banking sector, the consumer noncylical sector, and the communication sector boosted performance relative to its style-specific benchmark, the Bloomberg U.S. Corporate Investment Grade Bond Index. Asset allocation also contributed, with our underweight in capital goods notably outperforming verses the index.

  Key rate positioning hindered performance. Overweights to the 2-year, 5-year, and 10-year key rates detracted as the yields on the respective bonds ended the period higher. Similarly, the longer-duration profile held throughout mid-2023 hindered performance as yields rose.

  The Corporate Income Fund seeks to provide high income and some capital growth and primarily focuses on investment-grade, U.S. corporate bonds, with the ability to integrate nonindex sectors and securities in a measured fashion. Our allocation to U.S. corporate investment-grade bonds decreased slightly over the reporting period but continues to represent its largest absolute and relative position. We also increased our allocation to non-U.S. investment-grade bonds.

  While we are primarily a cash bond manager, we occasionally use derivatives, including interest rate futures and credit default swaps, in our strategy for positioning and to hedge overall portfolio risk. Over the last 12 months, our use of derivatives—specifically, interest rate derivatives—detracted from absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	Z Class	Regulatory Benchmark	Strategy Benchmark
2/22/21	10,000	10,000	10,000
2/28/21	9,965	9,989	9,999
5/31/21	10,014	9,975	10,013
8/31/21	10,330	10,138	10,284
11/30/21	10,217	10,077	10,207
2/28/22	9,679	9,725	9,659
5/31/22	8,970	9,154	8,984
8/31/22	8,688	8,970	8,750
11/30/22	8,563	8,783	8,630
2/28/23	8,624	8,779	8,652
5/31/23	8,804	8,958	8,831
8/31/23	8,789	8,863	8,829
11/30/23	8,916	8,887	8,936
2/29/24	9,190	9,071	9,168
5/31/24	9,284	9,075	9,220

202405-3565004, 202407-3567125

F1405-052 7/24

Average Annual Total Returns

	1 Year	Since Inception 2/22/2021
Corporate Income Fund (Z Class)	5.44%	- 2.25%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 2.93
Bloomberg U.S. Corporate Investment Grade Bond Index (Strategy Benchmark)	4.40	- 2.46

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$541,725
Number of Portfolio Holdings	328
Investment Advisory Fees Paid (000s)	$603
Portfolio Turnover Rate	90.7%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	0.9%
AA Rated	4.3
A Rated	31.6
BBB Rated	54.7
BB Rated and Below	3.7
Not Rated	1.4
U.S. Treasury Securities	1.6
Reserves	1.8

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Citigroup	1.9%
U.S. Treasury Bonds	1.6
AbbVie	1.4
Morgan Stanley	1.4
Charter Communications Operating	1.4
Solventum	1.4
Rogers Communications	1.3
Goldman Sachs Group	1.2
CVS Health	1.2
Santander UK Group Holdings	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Corporate Income Fund

Z Class (TRZCX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1.  (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$33,841	$33,192
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,230,000 and $1,521,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRPIX Corporate Income
Fund –
.
TICCX Corporate Income
Fund–
.
I Class
TRZCX Corporate Income
Fund–
.
Z Class

T. ROWE PRICE Corporate Income Fund
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T. ROWE PRICE Corporate Income Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 7 .88 $ 8 .38 $ 9 .93 $ 9 .77 $ 9 .55
Investment activities
Net investment income
(1)(2)
0 .35 0 .29 0 .23 0 .26 0 .32
Net realized and unrealized
gain/loss 0 .02 ( 0 .50 ) ( 1 .25 ) 0 .26 0 .33
Total from investment activities 0 .37 ( 0 .21 ) ( 1 .02 ) 0 .52 0 .65
Distributions
Net investment income ( 0 .36 ) ( 0 .29 ) ( 0 .24 ) ( 0 .26 ) ( 0 .33 )
Net realized gain — — ( 0 .29 ) ( 0 .10 ) ( 0 .10 )
Total distributions ( 0 .36 ) ( 0 .29 ) ( 0 .53 ) ( 0 .36 ) ( 0 .43 )
NET ASSET VALUE
End of period $ 7 .89 $ 7 .88 $ 8 .38 $ 9 .93 $ 9 .77

T. ROWE PRICE Corporate Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
4 .82% ( 2 .42 ) % ( 10 .88 ) % 5 .36% 6 .86%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .70% 0 .69% 0 .59% 0 .59% 0 .61%
Net expenses after waivers/
payments by Price Associates 0 .59% 0 .59% 0 .59% 0 .59% 0 .61%
Net investment income 4 .47% 3 .70% 2 .37% 2 .58% 3 .22%
Portfolio turnover rate 90 .7% 68 .6% 85 .5% 107 .6% 149 .4%
Net assets, end of period (in
thousands) $126,974 $141,998 $165,944 $420,125 $717,100
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Corporate Income Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 7 .88 $ 8 .39 $ 9 .94 $ 9 .78 $ 9 .55
Investment activities
Net investment income
(1)(2)
0 .36 0 .31 0 .25 0 .27 0 .33
Net realized and unrealized
gain/loss 0 .03 ( 0 .51 ) ( 1 .25 ) 0 .27 0 .34
Total from investment activities 0 .39 ( 0 .20 ) ( 1 .00 ) 0 .54 0 .67
Distributions
Net investment income ( 0 .37 ) ( 0 .31 ) ( 0 .26 ) ( 0 .28 ) ( 0 .34 )
Net realized gain — — ( 0 .29 ) ( 0 .10 ) ( 0 .10 )
Total distributions ( 0 .37 ) ( 0 .31 ) ( 0 .55 ) ( 0 .38 ) ( 0 .44 )
NET ASSET VALUE
End of period $ 7 .90 $ 7 .88 $ 8 .39 $ 9 .94 $ 9 .78

T. ROWE PRICE Corporate Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
5 .15% ( 2 .36 ) % ( 10 .71 ) % 5 .47% 7 .09%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .46% 0 .46% 0 .44% 0 .49% 0 .49%
Net expenses after waivers/
payments by Price Associates 0 .41% 0 .41% 0 .41% 0 .48% 0 .49%
Net investment income 4 .66% 3 .89% 2 .78% 2 .66% 3 .35%
Portfolio turnover rate 90 .7% 68 .6% 85 .5% 107 .6% 149 .4%
Net assets, end of period (in
thousands) $149,202 $149,436 $162,609 $22,825 $17,990
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Corporate Income Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
5/31/21 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 7 .88 $ 8 .38 $ 9 .94 $ 10 .01
Investment activities
Net investment income
(2)(3)
0 .40 0 .34 0 .28 0 .08
Net realized and unrealized gain/loss 0 .02 ( 0 .50 ) ( 1 .25 ) ( 0 .07 )
(4)
Total from investment activities 0 .42 ( 0 .16 ) ( 0 .97 ) 0 .01
Distributions
Net investment income ( 0 .41 ) ( 0 .34 ) ( 0 .30 ) ( 0 .08 )
Net realized gain — — ( 0 .29 ) —
Total distributions ( 0 .41 ) ( 0 .34 ) ( 0 .59 ) ( 0 .08 )
NET ASSET VALUE
End of period $ 7 .89 $ 7 .88 $ 8 .38 $ 9 .94

T. ROWE PRICE Corporate Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
5/31/21 5/31/24 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(3)(5)
5 .44% ( 1 .84 ) % ( 10 .43 ) % 0 .14%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments
by Price Associates 0 .42% 0 .42% 0 .43% 0 .48%
(6)
Net expenses after waivers/payments by
Price Associates 0 .00% 0 .00% 0 .00% 0 .00%
(6)
Net investment income 5 .07% 4 .30% 2 .96% 2 .92%
(6)
Portfolio turnover rate 90 .7% 68 .6% 85 .5% 107 .6%
Net assets, end of period (in thousands) $265,549 $259,273 $281,974 $339,398
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Corporate Income Fund
May 31, 2024

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  5.3%
Car Loan  0.8%
Americredit Automobile Receivables Trust
Series 2023-1, Class B
5.57%, 3/20/28  895 897
Americredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  535 539
Exeter Automobile Receivables Trust
Series 2023-1A, Class B
5.72%, 4/15/27  443 442
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  660 658
Santander Bank Auto Credit-Linked Notes
Series 2022-A, Class B
5.281%, 5/15/32 (1) 764 762
Santander Drive Auto Receivables Trust
Series 2024-2, Class C
5.84%, 6/17/30  890 895
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 194 195
4,388
Other Asset-Backed Securities  4.5%
Applebee's Funding
Series 2019-1A, Class A2II
4.723%, 6/5/49 (1) 455 437
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 815 750
Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48 (1) 2,533 2,494
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 460 446
Driven Brands Funding
Series 2019-2A, Class A2
3.981%, 10/20/49 (1) 253 240
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 625 564
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 600 567

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 1,514 1,358
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 793 672
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 360 359
Hotwire Funding
Series 2021-1, Class A2
2.311%, 11/20/51 (1) 2,360 2,168
Madison Park Funding XXXVII
Series 2019-37A, Class AR2, CLO, FRN
3M TSFR + 1.53%, 6.852%, 4/15/37 (1) 1,310 1,317
Magnetite XVII
Series 2016-17A, Class AR2, CLO, FRN
3M TSFR + 1.50%, 6.825%, 4/20/37 (1) 1,385 1,391
MVW
Series 2021-1WA, Class C
1.94%, 1/22/41 (1) 63 58
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 784 796
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 875 874
ServiceMaster Funding
Series 2020-1, Class A2I
2.841%, 1/30/51 (1) 424 375
Sonic Capital
Series 2020-1A, Class A2I
3.845%, 1/20/50 (1) 4,639 4,379
Stonepeak
Series 2021-1A, Class AA
2.301%, 2/28/33 (1) 1,194 1,114
Zaxby's Funding
Series 2021-1A, Class A2
3.238%, 7/30/51 (1) 3,371 2,963
Zaxby's Funding
Series 2024-1A, Class A2I
6.594%, 4/30/54 (1) 1,105 1,105
24,427
Total Asset-Backed Securities
(Cost $29,945) 28,815

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
BANK LOANS  0.5% (2)
UTILITY  0.5%
Electric  0.5%
NRG Energy, FRN
1M TSFR + 2.00%, 7.328%, 4/16/31  1,730 1,736
Vistra Zero Operating, FRN
1M TSFR + 2.75%, 8.075%, 4/30/31  720 724
Total Utility 2,460
Total Bank Loans
(Cost $2,442) 2,460
CORPORATE BONDS  87.6%
FINANCIAL INSTITUTIONS  32.6%
Banking  19.8%
Banco Bilbao Vizcaya Argentaria, Series 9, VR, 6.50% (3)(4) 1,200 1,191
Banco Santander, 6.921%, 8/8/33  1,000 1,053
Banco Santander, VR, 5.538%, 3/14/30 (4) 2,400 2,381
Bank of America, Series TT, VR, 6.125% (3)(4)(5) 1,580 1,570
Bank of New York Mellon, VR, 6.474%, 10/25/34 (4) 3,945 4,243
Barclays, VR, 2.279%, 11/24/27 (4) 675 621
Barclays, VR, 6.692%, 9/13/34 (4) 1,710 1,810
BNP Paribas, VR, 5.497%, 5/20/30 (1)(4) 2,600 2,590
BNP Paribas, VR, 5.738%, 2/20/35 (1)(4) 935 928
CaixaBank , VR, 6.037%, 6/15/35 (1)(4) 1,635 1,633
CaixaBank , VR, 6.208%, 1/18/29 (1)(4) 2,225 2,257
Capital One Financial, VR, 2.359%, 7/29/32 (4) 1,357 1,058
Capital One Financial, VR, 3.273%, 3/1/30 (4) 2,354 2,110
Citigroup, VR, 2.572%, 6/3/31 (4) 5,550 4,732
Citigroup, VR, 3.98%, 3/20/30 (4) 6,105 5,716
Danske Bank, VR, 4.298%, 4/1/28 (1)(4) 4,745 4,558
Deutsche Bank, VR, 3.961%, 11/26/25 (4) 4,140 4,101
Fifth Third Bancorp, VR, 5.631%, 1/29/32 (4) 295 292
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (4) 1,197 1,222
Goldman Sachs Group, VR, 2.615%, 4/22/32 (4) 4,190 3,478
Goldman Sachs Group, VR, 3.814%, 4/23/29 (4) 3,350 3,156
HSBC Holdings, VR, 2.357%, 8/18/31 (4) 3,275 2,714
HSBC Holdings, VR, 4.583%, 6/19/29 (4) 1,415 1,360
HSBC Holdings, VR, 6.161%, 3/9/29 (4) 735 750
Intesa Sanpaolo, 6.625%, 6/20/33 (1) 1,825 1,886
JPMorgan Chase, VR, 2.522%, 4/22/31 (4) 145 124
JPMorgan Chase, VR, 2.739%, 10/15/30 (4) 3,035 2,646

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Chase, VR, 2.956%, 5/13/31 (4) 1,140 986
JPMorgan Chase, VR, 6.254%, 10/23/34 (4) 1,650 1,741
Morgan Stanley, VR, 2.699%, 1/22/31 (4) 1,460 1,264
Morgan Stanley, VR, 4.431%, 1/23/30 (4) 4,860 4,677
Morgan Stanley, VR, 6.342%, 10/18/33 (4) 1,515 1,595
Santander Holdings USA, VR, 2.49%, 1/6/28 (4) 2,580 2,352
Santander Holdings USA, VR, 6.174%, 1/9/30 (4) 735 737
Santander Holdings USA, VR, 6.499%, 3/9/29 (4) 225 230
Santander Holdings USA, VR, 6.565%, 6/12/29 (4) 345 352
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (4) 6,590 6,239
Skandinaviska Enskilda Banken , 5.375%, 3/5/29 (1) 3,905 3,885
Societe Generale , VR, 5.519%, 1/19/28 (1)(4) 4,200 4,145
Standard Chartered, VR, 2.819%, 1/30/26 (1)(4) 3,111 3,048
Standard Chartered, VR, 7.018%, 2/8/30 (1)(4) 2,510 2,643
U.S. Bancorp, VR, 5.384%, 1/23/30 (4) 785 780
U.S. Bancorp, VR, 5.836%, 6/12/34 (4) 1,360 1,370
UBS Group, VR, 3.091%, 5/14/32 (1)(4) 3,515 2,998
UBS Group, VR, 6.246%, 9/22/29 (1)(4) 1,305 1,341
UBS Group, VR, 6.537%, 8/12/33 (1)(4) 1,755 1,848
Wells Fargo, VR, 6.303%, 10/23/29 (4) 3,460 3,567
Wells Fargo, Series BB, VR, 3.90% (3)(4) 1,465 1,379
107,357
Brokerage Asset Managers Exchanges  1.9%
HAT Holdings I, 8.00%, 6/15/27 (1) 2,210 2,285
Intercontinental Exchange, 2.65%, 9/15/40  3,278 2,288
Intercontinental Exchange, 3.00%, 6/15/50  2,705 1,763
Jane Street Group, 7.125%, 4/30/31 (1) 2,660 2,700
Lseg U.S. Fin, 5.297%, 3/28/34 (1) 985 974
LSEGA Financing, 3.20%, 4/6/41 (1) 620 460
10,470
Finance Companies  2.1%
AerCap Ireland Capital, 3.30%, 1/30/32  1,650 1,407
AerCap Ireland Capital, 5.10%, 1/19/29  635 623
Aircastle , 4.25%, 6/15/26  3,013 2,930
OneMain Finance, 9.00%, 1/15/29  710 745
SMBC Aviation Capital Finance, 5.30%, 4/3/29 (1) 3,145 3,104
SMBC Aviation Capital Finance, 5.55%, 4/3/34 (1) 2,700 2,631
11,440
Insurance  6.4%
AIA Group, 5.375%, 4/5/34 (1) 3,350 3,279
Arthur J Gallagher, 5.45%, 7/15/34  2,705 2,674
Assurant, 6.10%, 2/27/26  870 870
Centene , 2.50%, 3/1/31  1,075 877

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Centene , 3.00%, 10/15/30  1,015 859
Centene , 3.375%, 2/15/30  970 854
Centene , 4.625%, 12/15/29  1,470 1,378
CNO Financial Group, 5.25%, 5/30/29  627 604
Corebridge Financial, 3.85%, 4/5/29  1,980 1,837
Corebridge Global Funding, 5.20%, 1/12/29 (1) 540 535
Elevance Health, 5.125%, 2/15/53  1,450 1,333
Enstar Group, 3.10%, 9/1/31  4,050 3,285
Equitable Financial Life Global Funding, 1.80%, 3/8/28 (1) 3,955 3,473
Health Care Service A Mutual Legal Reserve, 2.20%, 6/1/30 (1) 3,685 3,087
Health Care Service A Mutual Legal Reserve, 3.20%, 6/1/50 (1) 3,970 2,561
Humana, 2.15%, 2/3/32  1,185 939
Humana, 5.75%, 4/15/54 (5) 695 670
Humana, 5.875%, 3/1/33  2,645 2,685
Muenchener Rueckversicherungs-Gesellschaft in Muenchen , VR,
5.875%, 5/23/42 (1)(4) 1,400 1,404
UnitedHealth Group, 3.25%, 5/15/51  1,905 1,311
34,515
Real Estate Investment Trusts  2.4%
Brixmor Operating Partnership, 3.90%, 3/15/27  400 382
Brixmor Operating Partnership, 4.05%, 7/1/30  955 877
Extra Space Storage, 4.00%, 6/15/29  3,000 2,808
Invitation Homes Operating Partnership, 5.45%, 8/15/30  2,110 2,102
Kilroy Realty, 2.50%, 11/15/32  260 193
Kilroy Realty, 3.05%, 2/15/30  345 290
Kilroy Realty, 4.25%, 8/15/29  2,980 2,687
Prologis, 5.125%, 1/15/34  3,300 3,245
Starwood Property Trust, 7.25%, 4/1/29 (1) 395 393
12,977
Total Financial Institutions 176,759
INDUSTRIAL  45.3%
Basic Industry  1.2%
South32 Treasury, 4.35%, 4/14/32 (1) 4,115 3,709
Yara International, 7.378%, 11/14/32 (1) 2,640 2,868
6,577
Capital Goods  2.3%
Boeing, 3.75%, 2/1/50  578 377
Boeing, 6.298%, 5/1/29 (1) 1,510 1,519
Boeing, 6.388%, 5/1/31 (1) 1,310 1,326
Boeing, 7.008%, 5/1/64 (1) 1,775 1,788
Carrier Global, 5.90%, 3/15/34  1,285 1,335
Ingersoll Rand, 5.45%, 6/15/34  550 549
Ingersoll Rand, 5.70%, 6/15/54  460 465

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
L3Harris Technologies, 5.25%, 6/1/31  1,685 1,666
Owens Corning, 5.70%, 6/15/34  735 737
Owens Corning, 5.95%, 6/15/54  500 502
Regal Rexnord, 6.05%, 2/15/26  1,015 1,017
Stanley Black & Decker, 2.75%, 11/15/50  1,646 938
Stanley Black & Decker, 4.85%, 11/15/48  224 191
12,410
Communications  8.4%
AT&T, 3.50%, 9/15/53  3,500 2,358
Charter Communications Operating, 2.80%, 4/1/31  6,740 5,487
Charter Communications Operating, 5.25%, 4/1/53  1,800 1,419
Charter Communications Operating, 6.10%, 6/1/29  585 586
Comcast, 2.887%, 11/1/51  4,090 2,531
Comcast, 3.75%, 4/1/40  1,620 1,313
Crown Castle, 2.50%, 7/15/31  1,880 1,545
Crown Castle, 3.80%, 2/15/28  2,870 2,709
Crown Castle Towers, 3.663%, 5/15/25 (1) 1,785 1,746
Meta Platforms, 4.45%, 8/15/52  5,265 4,480
Rogers Communications, 4.35%, 5/1/49  90 71
Rogers Communications, 4.55%, 3/15/52  3,310 2,687
Rogers Communications, 5.00%, 2/15/29  4,125 4,050
SBA Tower Trust, 1.631%, 11/15/26 (1) 1,405 1,262
SBA Tower Trust, 2.328%, 1/15/28 (1) 820 726
SBA Tower Trust, 2.836%, 1/15/25 (1) 3,295 3,227
Sprint Capital, 8.75%, 3/15/32  1,105 1,316
T-Mobile USA, 5.75%, 1/15/54  4,850 4,826
Vmed O2 U.K. Financing I, 7.75%, 4/15/32 (1) 1,345 1,311
Warnermedia Holdings, 6.412%, 3/15/26  1,940 1,940
45,590
Consumer Cyclical  4.3%
CBRE Services, 5.50%, 4/1/29  550 550
Flutter Treasury Designated Activity, 6.375%, 4/29/29 (1) 1,345 1,353
Ford Motor Credit, 5.80%, 3/5/27  1,155 1,151
Ford Motor Credit, 6.95%, 3/6/26  2,595 2,635
General Motors Financial, 5.55%, 7/15/29  1,675 1,669
GLP Capital, 5.375%, 4/15/26  1,719 1,705
Hyundai Capital America, 5.35%, 3/19/29 (1) 690 685
Hyundai Capital America, 5.40%, 1/8/31 (1) 550 546
Hyundai Capital America, 6.20%, 9/21/30 (1) 1,305 1,347
Hyundai Capital America, 6.50%, 1/16/29 (1) 860 892
Las Vegas Sands, 5.90%, 6/1/27  620 621
Nissan Motor, 4.81%, 9/17/30 (1) 3,910 3,598
Nissan Motor Acceptance, 1.85%, 9/16/26 (1) 1,270 1,155

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Nissan Motor Acceptance, 6.95%, 9/15/26 (1)(5) 150 153
Phinia , 6.75%, 4/15/29 (1) 330 331
VF, 2.95%, 4/23/30 (5) 3,385 2,736
Volkswagen Group of America Finance, 5.60%, 3/22/34 (1) 1,215 1,203
ZF North America Capital, 6.75%, 4/23/30 (1) 1,245 1,258
23,588
Consumer Non-Cyclical  13.0%
AbbVie, 4.05%, 11/21/39  2,245 1,945
AbbVie, 4.25%, 11/21/49  665 552
AbbVie, 4.70%, 5/14/45  1,390 1,259
AbbVie, 4.875%, 11/14/48  2,085 1,918
AbbVie, 5.40%, 3/15/54  1,895 1,866
Amgen, 5.60%, 3/2/43  690 684
BAT Capital, 5.834%, 2/20/31  2,125 2,149
BAT Capital, 6.343%, 8/2/30  2,280 2,380
BAT Capital, 7.081%, 8/2/53  1,305 1,405
Bayer U.S. Finance, 6.25%, 1/21/29 (1) 870 884
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 1,535 1,566
Bayer U.S. Finance II, 4.70%, 7/15/64 (1) 1,181 863
Becton Dickinson & Company, 3.794%, 5/20/50  1,117 841
Becton Dickinson & Company, 4.669%, 6/6/47  3,168 2,751
CVS Health, 5.05%, 3/25/48  7,370 6,364
HCA, 3.625%, 3/15/32  1,570 1,372
Icon Investments Six, 5.849%, 5/8/29  370 373
Icon Investments Six, 6.00%, 5/8/34  310 315
Imperial Brands Finance, 6.125%, 7/27/27 (1) 3,155 3,203
IQVIA, 5.70%, 5/15/28  4,065 4,075
Kenvue , 5.10%, 3/22/43  1,510 1,453
Mattel, 5.875%, 12/15/27 (1) 2,730 2,710
Pfizer Investment Enterprises, 5.30%, 5/19/53  4,040 3,866
Pfizer Investment Enterprises, 5.34%, 5/19/63  1,380 1,296
Philip Morris International, 5.125%, 2/15/30  2,760 2,739
Philip Morris International, 5.75%, 11/17/32  3,410 3,476
Revvity , 1.90%, 9/15/28  5,985 5,188
Solventum , 5.45%, 3/13/31 (1) 4,105 4,045
Solventum , 5.60%, 3/23/34 (1) 1,960 1,926
Solventum , 5.90%, 4/30/54 (1) 1,370 1,315
Sysco, 4.45%, 3/15/48  135 112
Teva Pharmaceutical Finance, 6.15%, 2/1/36  1,880 1,814
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  200 212
Utah Acquisition Sub, 5.25%, 6/15/46  1,440 1,180
Viatris , 1.65%, 6/22/25  610 584

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Viterra Finance, 4.90%, 4/21/27 (1) 1,600 1,571
70,252
Energy  10.9%
Cheniere Energy, 5.65%, 4/15/34 (1) 1,030 1,022
Cheniere Energy Partners, 3.25%, 1/31/32  756 640
Cheniere Energy Partners, 5.95%, 6/30/33  2,262 2,276
Chesapeake Energy, 5.875%, 2/1/29 (1) 2,720 2,669
Diamondback Energy, 5.75%, 4/18/54  1,165 1,121
Enbridge, 5.625%, 4/5/34  885 877
Enbridge, 5.95%, 4/5/54 (5) 1,435 1,420
Enbridge, 6.20%, 11/15/30  2,505 2,613
Enbridge, 6.70%, 11/15/53  890 971
Energy Transfer, 5.95%, 5/15/54  1,460 1,402
Energy Transfer, 6.40%, 12/1/30  1,280 1,338
Eni, 5.50%, 5/15/34 (1) 830 825
Eni, 5.95%, 5/15/54 (1) 1,025 1,016
Hess, 5.60%, 2/15/41  1,962 1,936
Hess, 7.125%, 3/15/33  400 444
Hilcorp Energy I, 6.00%, 4/15/30 (1) 825 796
Hilcorp Energy I, 8.375%, 11/1/33 (1) 375 399
Kinetik Holdings, 6.625%, 12/15/28 (1) 1,015 1,023
Occidental Petroleum, 6.125%, 1/1/31  557 569
Occidental Petroleum, 6.60%, 3/15/46  1,400 1,468
Occidental Petroleum, 7.50%, 5/1/31  655 721
Occidental Petroleum, 8.875%, 7/15/30  2,280 2,602
ONEOK, 5.80%, 11/1/30  2,280 2,321
Patterson-UTI Energy, 7.15%, 10/1/33  690 726
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 1,310 1,331
Seadrill Finance, 8.375%, 8/1/30 (1) 1,235 1,297
Targa Resources Partners, 5.50%, 3/1/30  2,818 2,772
Targa Resources Partners, 6.875%, 1/15/29  1,766 1,812
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (1)(6) 1,600 1,540
TransCanada PipeLines , 6.203%, 3/9/26  4,050 4,029
Transcontinental Gas Pipe Line, 3.95%, 5/15/50  4,000 3,052
Var Energi , 7.50%, 1/15/28 (1) 2,510 2,644
Var Energi , 8.00%, 11/15/32 (1) 2,675 2,992
Venture Global LNG, 9.50%, 2/1/29 (1) 2,575 2,784
Western Midstream Operating, 4.05%, 2/1/30  1,170 1,079
Western Midstream Operating, 6.35%, 1/15/29  2,595 2,674
59,201
Industrial Other  0.4%
Booz Allen Hamilton, 5.95%, 8/4/33  730 750

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Jacobs Engineering Group, 6.35%, 8/18/28  1,225 1,254
2,004
Technology  2.8%
Atlassian , 5.25%, 5/15/29  825 822
Broadcom, 2.45%, 2/15/31 (1) 2,430 2,027
Broadcom, 3.419%, 4/15/33 (1) 877 748
Fiserv, 5.45%, 3/15/34  3,735 3,705
Foundry JV Holdco, 5.90%, 1/25/30 (1) 235 238
Foundry JV Holdco, 6.15%, 1/25/32 (1) 1,885 1,925
Foundry JV Holdco, 6.40%, 1/25/38 (1) 555 568
Motorola Solutions, 5.40%, 4/15/34  770 761
Motorola Solutions, 5.60%, 6/1/32  1,560 1,565
Oracle, 4.90%, 2/6/33  1,385 1,336
Oracle, 6.25%, 11/9/32  1,280 1,345
15,040
Transportation  2.0%
Canadian Pacific Railway, 3.50%, 5/1/50  4,010 2,877
ERAC USA Finance, 4.90%, 5/1/33 (1) 2,470 2,387
Norfolk Southern, 5.95%, 3/15/64  2,645 2,694
Transurban Finance, 2.45%, 3/16/31 (1) 3,335 2,759
10,717
Total Industrial 245,379
MISCELLANEOUS  0.5%
Miscellaneous  0.5%
Ally Financial, VR, 6.848%, 1/3/30 (4) 1,254 1,297
Ally Financial, VR, 6.992%, 6/13/29 (4) 1,275 1,313
Total Miscellaneous 2,610
UTILITY  9.2%
Electric  8.5%
AEP Texas, 4.70%, 5/15/32  2,825 2,651
American Electric Power, 5.625%, 3/1/33  1,325 1,314
American Electric Power, 5.95%, 11/1/32  780 797
Appalachian Power, 5.65%, 4/1/34  1,440 1,419
DTE Energy, 5.10%, 3/1/29  3,805 3,750
Duke Energy, 5.00%, 8/15/52  1,533 1,336
Edison International, 6.95%, 11/15/29  1,485 1,575
Enel Finance International, 5.00%, 6/15/32 (1) 3,090 2,949
Eversource Energy, 5.85%, 4/15/31  3,145 3,172
Exelon, 3.35%, 3/15/32  1,200 1,044
Exelon, 5.60%, 3/15/53  3,400 3,277
FirstEnergy, 2.65%, 3/1/30  653 563
FirstEnergy, Series B, 2.25%, 9/1/30  318 263

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
FirstEnergy, Series C, 3.40%, 3/1/50  2,143 1,414
Georgia Power, 4.70%, 5/15/32  2,005 1,932
Georgia Power, 4.95%, 5/17/33  2,950 2,864
New York State Electric & Gas, 5.85%, 8/15/33 (1) 1,195 1,209
Niagara Mohawk Power, 5.783%, 9/16/52 (1) 2,150 2,102
OGE Energy, 5.45%, 5/15/29  415 416
Pacific Gas & Electric, 4.55%, 7/1/30  2,645 2,497
Pacific Gas & Electric, 6.70%, 4/1/53  980 1,034
Pacific Gas & Electric, 6.95%, 3/15/34  1,540 1,661
Southern California Edison, 5.45%, 6/1/31  500 502
Southern California Edison, Series 20A, 2.95%, 2/1/51  3,060 1,902
Vistra Operations, 3.70%, 1/30/27 (1) 1,900 1,798
Vistra Operations, 6.875%, 4/15/32 (1) 2,295 2,307
45,748
Natural Gas  0.7%
Boston Gas, 6.119%, 7/20/53 (1) 1,005 992
Engie , 5.625%, 4/10/34 (1) 1,285 1,287
Sempra, 3.70%, 4/1/29  1,770 1,648
3,927
Total Utility 49,675
Total Corporate Bonds
(Cost $492,803) 474,423
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  2.9%
Owned No Guarantee  1.2%
NBN, 2.625%, 5/5/31 (1) 4,840 4,131
Republic of Chile, 3.625%, 8/1/27  2,200 2,078
6,209
Sovereign  1.7%
Kingdom of Saudi Arabia, 5.75%, 1/16/54 (1) 2,030 1,966
Republic of Panama, 7.50%, 3/1/31  1,185 1,227
Republic of Panama, 7.875%, 3/1/57  1,300 1,340
Republic of Romania, 5.875%, 1/30/29 (1) 2,460 2,441
United Mexican States, 5.00%, 5/7/29  2,800 2,734
9,708
Total Foreign Government Obligations & Municipalities
(Cost $16,665) 15,917

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
MUNICIPAL SECURITIES  0.3%
Colorado  0.1%
Colorado HFA, Covenant Living Community, Series B, 2.80%,
12/1/26  575 540
540
Puerto Rico  0.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (7) 2,017 1,250
1,250
Total Municipal Securities
(Cost $1,622) 1,790
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  1.6%
U.S. Treasury Obligations  1.6%
U.S. Treasury Bonds, 4.125%, 8/15/53 (8) 4,525 4,151
U.S. Treasury Bonds, 4.375%, 8/15/43 (8) 1,810 1,729
U.S. Treasury Bonds, 4.75%, 2/15/37 (8) 2,670 2,743
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $9,048) 8,623
SHORT-TERM INVESTMENTS  0.7%
Money Market Funds  0.7%
T. Rowe Price Government Reserve Fund, 5.39% (9)(10) 3,531 3,531
Total Short-Term Investments
(Cost $3,531) 3,531
SECURITIES LENDING COLLATERAL  1.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 5.39% (9)(10) 5,263 5,263
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 5,263
Total Securities Lending Collateral
(Cost $5,263) 5,263

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Put, 6/21/24 @
$107.75 (11) 241 26,220 57
Total Exchange-Traded Options Purchased (Cost $117) 57
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
30 Year Interest Rate Swap,
8/12/54 Pay Fixed 3.80%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/8/24 @ 3.80%* (11) 1 5,480 164
Total OTC Options Purchased (Cost $171) 164
Total Options Purchased (Cost $288) 221
Total Investments in Securities
99.9% of Net Assets
(Cost $561,607) $ 541,043
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $188,288 and represents 34.8% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) Perpetual security with no stated maturity date.
(4) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(5) See Note 4 . All or a portion of this security is on loan at May 31, 2024.
(6) See Note 2. Level 3 in fair value hierarchy.

T. ROWE PRICE Corporate Income Fund

.
.
.
.
.
.
.
.
.
.
(7) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(8) At May 31, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(9) Seven-day yield
(10) Affiliated Companies
(11) Non-income producing
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
CLO Collateralized Loan Obligation
EUR Euro
FRN Floating Rate Note
GO General Obligation
HFA Health Facility Authority
OTC Over-the-counter
SOFR Secured overnight financing rate
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s)
SWAPS 0.5%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold
(Relevant Credit: JPMorgan Chase,
A1*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/24 3,975 26 3 23
BNP Paribas, Protection Sold (Relevant
Credit: Morgan Stanley, A1*), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/24 3,975 26 (6) 32
Total Bilateral Credit Default Swaps, Protection
Sold (3) 55
Total Return Swaps (0.0)%
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Investment
Grade Index at Maturity, Pay Variable
5.343% (SOFR + 0.00%) at Maturity,
6/20/24 304 (3) (3) —
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid Investment
Grade Index at Maturity, Pay Variable
5.310% (SOFR + 0.00%) at Maturity,
6/20/24 342 3 (2) 5
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid Investment
Grade Index at Maturity, Pay Variable
5.343% (SOFR + 0.00%) at Maturity,
6/20/24 342 (3) (2) (1)
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid Investment
Grade Index at Maturity, Pay Variable
5.343% (SOFR + 0.00%) at Maturity,
6/20/24 342 (2) (3) 1
Total Bilateral Total Return Swaps (10) 5
Total Bilateral Swaps (13) 60

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.5%
Credit Default Swaps, Protection Bought (0.0)%
Protection Bought (Relevant Credit:
Tesla), Pay 1.00% Quarterly, Receive
upon credit default, 6/20/26 1,880 (27) 73 (100)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (100)
Credit Default Swaps, Protection Sold 0.5%
Protection Sold (Relevant Credit:
Freeport-McMoRan, Baa2*), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/28 2,760 37 (10) 47
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S42, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/29 14,875 1,159 1,025 134
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S42, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 54,156 1,324 1,223 101
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S41, 5 Year Index),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/29 (EUR) 9,935 259 258 1
Protection Sold (Relevant Credit: United
Mexican States, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/29 * 4,000 17 9 8
Total Centrally Cleared Credit Default Swaps,
Protection Sold 291
Total Centrally Cleared Swaps 191
Net payments (receipts) of variation margin to date (150)
Variation margin receivable (payable) on centrally cleared swaps $ 41
* Credit ratings as of May 31, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $133.

T. ROWE PRICE Corporate Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 368 U.S. Treasury Long Bond contracts 9/24 42,711 $ (320)
Short, 105 U.S. Treasury Notes five year contracts 9/24 (11,109) 4
Short, 342 U.S. Treasury Notes ten year contracts 9/24 (37,208) 58
Long, 253 U.S. Treasury Notes two year contracts 9/24 51,537 22
Long, 102 Ultra U.S. Treasury Bonds contracts 9/24 12,489 (143)
Short, 115 Ultra U.S. Treasury Notes ten year
contracts 9/24 (12,884) 45
Net payments (receipts) of variation margin to date 466
Variation margin receivable (payable) on open futures contracts $ 132

T. ROWE PRICE Corporate Income Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.39% $ — $ — $ 419++
Totals $ —# $ — $ 419+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
05/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 10,420  ¤  ¤ $ 8,794
Total $ 8,794^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $419 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $8,794.

T. ROWE PRICE Corporate Income Fund
May 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $561,607) $ 541,043
Interest receivable 6,120
Variation margin receivable on futures contracts 132
Due from affiliates 76
Unrealized gain on bilateral swaps 61
Variation margin receivable on centrally cleared swaps 41
Receivable for shares sold 37
Foreign currency (cost $31) 31
Cash 21
Bilateral swap premiums paid 3
Other assets 35
Total assets 547,600
Liabilities
Obligation to return securities lending collateral 5,263
Payable for shares redeemed 380
Investment management fees payable 162
Bilateral swap premiums received 16
Unrealized loss on bilateral swaps 1
Other liabilities 53
Total liabilities 5,875
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 541,725

T. ROWE PRICE Corporate Income Fund
May 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (134,219)
Paid-in capital applicable to 68,637,146 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 675,944
NET ASSETS $ 541,725
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $126,974; Shares outstanding: 16,094,609) $ 7.89
I Class
(Net assets: $149,202; Shares outstanding: 18,894,691) $ 7.90
Z Class
(Net assets: $265,549; Shares outstanding: 33,647,846) $ 7.89

T. ROWE PRICE Corporate Income Fund
Statement of Operations

($000s)
Year
Ended
5/31/24
Investment Income (Loss)
Income
    Interest $ 26,786
Dividend 419
Securities lending 16
Other 1
Total income 27,222
Expenses
Investment management 1,911
Shareholder servicing
Investor Class $ 362
I Class 62 424
Prospectus and shareholder reports
Investor Class 16
I Class 4
Z Class 4 24
Custody and accounting 205
Registration 64
Legal and audit 39
Directors 2
Proxy and annual meeting 1
Miscellaneous 20
Waived / paid by Price Associates (1,308)
Total expenses 1,382
Net investment income 25,840

T. ROWE PRICE Corporate Income Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (22,905)
Futures (1,863)
Swaps 1,086
Options written 69
Foreign currency transactions (2)
Net realized loss (23,615)
Change in net unrealized gain / loss
Securities 25,140
Futures (351)
Swaps 256
Change in net unrealized gain / loss 25,045
Net realized and unrealized gain / loss 1,430
INCREASE IN NET ASSETS FROM OPERATIONS
$ 27,270

T. ROWE PRICE Corporate Income Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/24 5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 25,840 $ 22,686
Net realized loss (23,615) (61,612)
Change in net unrealized gain / loss 25,045 24,452
Increase (decrease) in net assets from operations 27,270 (14,474)
Distributions to shareholders
Net earnings
Investor Class (6,042) (5,452)
I Class (7,004) (5,893)
Z Class (13,313) (11,222)
Decrease in net assets from distributions (26,359) (22,567)
Capital share transactions
*
Shares sold
Investor Class 16,897 15,962
I Class 21,705 19,359
Z Class 4,069 4,672
Distributions reinvested
Investor Class 5,568 4,995
I Class 6,094 5,152
Z Class 13,394 11,222
Shares redeemed
Investor Class (37,577) (34,833)
I Class (28,403) (27,718)
Z Class (11,640) (21,590)
Decrease in net assets from capital share
transactions (9,893) (22,779)

T. ROWE PRICE Corporate Income Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/24 5/31/23
Net Assets
Decrease during period (8,982) (59,820)
Beginning of period 550,707 610,527
End of period $ 541,725 $ 550,707
*Share information (000s)
Shares sold
Investor Class 2,153 2,008
I Class 2,786 2,438
Z Class 519 569
Distributions reinvested
Investor Class 712 633
I Class 778 652
Z Class 1,712 1,420
Shares redeemed
Investor Class (4,800) (4,409)
I Class (3,626) (3,514)
Z Class (1,491) (2,729)
Decrease in shares outstanding (1,257) (2,932)

T. ROWE PRICE Corporate Income Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Corporate Income Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company.  The fund seeks to provide high income and some capital growth. The fund has three classes of shares: the Corporate
Income Fund (Investor Class), the Corporate Income Fund–I Class (I Class)
and the Corporate Income Fund–Z Class (Z Class). I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe
Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on

T. ROWE PRICE Corporate Income Fund

investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Corporate Income Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Corporate Income Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined

T. ROWE PRICE Corporate Income Fund

by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on May 31,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 57,605 $ — $ 57,605
Corporate Bonds — 472,883 1,540 474,423
Short-Term Investments 3,531 — — 3,531
Securities Lending Collateral 5,263 — — 5,263
Options Purchased 57 164 — 221
Total Securities 8,851 530,652 1,540 541,043
Swaps* — 346 — 346
Futures Contracts* 129 — — 129
Total $ 8,980 $ 530,998 $ 1,540 $ 541,518
Liabilities
Swaps* $ — $ 108 $ — $ 108
Futures Contracts* 463 — — 463
Total $ 463 $ 108 $ — $ 571
1
Includes Asset-Backed Securities, Bank Loans, Foreign Government Obligations &
Municipalities, Municipal Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Corporate Income Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Corporate Income Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures, Securities^ $ 350
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 346
^
,*
Total $ 696
^
,*
Liabilities
Interest rate derivatives Futures $ 463
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 108
Total $ 571
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ 44 $ — $ (1,863) $ — $ (1,819)
Credit derivatives (437) 69 — 1,086 718
Equity derivatives (289) — — — (289)
Total $ (682) $ 69 $ (1,863) $ 1,086 $ (1,390)

T. ROWE PRICE Corporate Income Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures Swaps Total
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ (67) $ — $ (351) $ — $ (418)
Credit derivatives — — — 256 256
Equity derivatives 76 — — — 76
Total $ 9 $ — $ (351) $ 256 $ (86)
^ Options purchased are reported as securities.

T. ROWE PRICE Corporate Income Fund

in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2024, no collateral had been pledged or posted by the fund to counterparties for bilateral derivatives. As of May 31,
2024, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $279,000 cash and securities valued at $48,000. As of May 31,
2024, securities valued at $6,465,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of

T. ROWE PRICE Corporate Income Fund

a specified amount of a specific underlying financial instrument at an agreed-
upon price, date, time, and place. The fund currently invests only in exchange-
traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations.
Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
May 31, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 14% and 36% of net assets.
Options   The fund is subject to interest rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure.
The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities.
Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures

T. ROWE PRICE Corporate Income Fund

contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended May 31,
2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 1% and 68% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the

T. ROWE PRICE Corporate Income Fund

accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2024, the notional amount of protection sold by the fund totaled $94,521,000 (17.4% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a

T. ROWE PRICE Corporate Income Fund

counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 2% and 19% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans

T. ROWE PRICE Corporate Income Fund

may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return

T. ROWE PRICE Corporate Income Fund

the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
May 31, 2024, the value of loaned securities was $5,167,000; the value of cash collateral and related investments was $5,263,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $461,866,000 and $473,526,000, respectively, for the year ended
May 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:

T. ROWE PRICE Corporate Income Fund

At May 31, 2024, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At May 31, 2024, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on certain open derivative contracts and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals.
Capital loss carryforwards are available indefinitely to offset future realized capital gains.
($000s)
May 31,
2024
May 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 26,359 $ 22,567
($000s)
Cost of investments $ 563,705
Unrealized appreciation $ 5,175
Unrealized depreciation (25,343)
Net unrealized appreciation (depreciation) $ (20,168)
($000s)
Undistributed ordinary income $ 94
Net unrealized appreciation (depreciation) (20,168)
Loss carryforwards and deferrals (114,145)
Total distributable earnings (loss) $ (134,219)

T. ROWE PRICE Corporate Income Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.07%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2024, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to

T. ROWE PRICE Corporate Income Fund

the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the year ended May 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $483,000 remain subject to repayment by the fund at May 31, 2024. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended May 31, 2024,
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.59% 0.05% 0.00%
Expense limitation date 09/30/25 09/30/25 N/A
(Waived)/repaid during the period ($000s) $(148) $(82) $(1,078)

T. ROWE PRICE Corporate Income Fund

expenses incurred pursuant to these service agreements were $111,000 for
Price Associates; $323,000 for T. Rowe Price Services, Inc.; and $11,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At May 31, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE Corporate Income Fund

NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Corporate Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Corporate
Income Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Corporate Income Fund, Inc. (the
"Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31,
2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Corporate Income Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2024
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Corporate Income Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section
163(j), $25,861,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Corporate Income Fund

Approval of Investment Management Agreement
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the fund’s records and registrations; and shareholder communications.
The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory
Contract.

T. ROWE PRICE Corporate Income Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective
January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the
Approval of Investment Management Agreement
(continued)

T. ROWE PRICE Corporate Income Fund

Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price fund of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
Approval of Investment Management Agreement
(continued)

T. ROWE PRICE Corporate Income Fund

In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the fourth quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and
Approval of Investment Management Agreement
(continued)

T. ROWE PRICE Corporate Income Fund

economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
Approval of Investment Management Agreement
(continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F112-050 7/24

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.  Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11.  Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.  Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.  Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Corporate Income Fund

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2024